UNITED STATES
                                  SECURITIES AND EXCHANGE COMMISSION
                                     Washington,  D.C.    20549

                                                FORM 13-F

                                     FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:                   3-31-08

Check here if Amendment  [   ] ;  Amendment Number:
  This Amendment (Check only one.):          [   ]  is a restatement.
                                             [   ]  adds new holdings
                                                     entries

Institutional Investment Manager Filing this Report:

Name:              J. V. BRUNI AND COMPANY
Address:           1528 N. Tejon Street
                   Colorado Springs, CO  80907

Form 13F File Number:        28-7478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Jerome V. Bruni
Title:           President
Phone:          (719) 575-9880

Signature, Place, and Date of Signing:

Jerome V. Bruni                 Colorado Springs, Colorado            05-13-08

Report Type (Check only one.):

[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                     0

Form 13F Information Table Entry Total:	                              35

Form 13F Information Table Value Total:                          574,751
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE




                                      FORM 13F INFORMATION TABLE

                                                               SHRS OR
                                                               PRN AMT;
                              TITLE                             SH/PRN;
        NAME OF ISSUE        OF CLASS     CUSIP      (X$1000)   PUT/CALL  DISCRETION MANAGERS     VOTING AUTHORITY
                                                                                                 SOLE   SHARED   NONE
Affiliated Managers Group        Com     008252108    17,746   195,566SH   SOLE       N/A       160,835  0      34,731
Allied Cap Corp New              Com     01903Q108    14,975   812,523SH   SOLE       N/A       646,834  0     165,689
American Capital Strategies      Com     024937104    27,039   791,552SH   SOLE       N/A       644,630  0     146,922
American Eagle Outfitters        Com     02553E106    10,916   623,402SH   SOLE       N/A       512,192  0     111,210
American Intl Group Inc          Com     026874107    11,350   262,425SH   SOLE       N/A       217,025  0      45,400
Berkshire Hathaway Inc Del      Cl B     084670207    28,059     6,273SH   SOLE       N/A         5,132  0       1,141
Barrett Bill Corp                Com     06846N104    26,044   551,200SH   SOLE       N/A       459,685  0      91,515
BT Group PLC                     Adr     05577E101    16,443   381,507SH   SOLE       N/A       312,272  0      69,235
Canadian Natl Ry Co              Com     136375102    20,434   422,887SH   SOLE       N/A       343,457  0      79,430
CB Richard Ellis Group Inc      Cl A     12497T101       425    19,660SH   SOLE       N/A        18,380  0       1,280
Cemex Sab De Cv             Spon ADR New 151290889    10,196   390,350SH   SOLE       N/A       318,240  0      72,110
Fidelity National Financial     Cl A     31620R105    23,203 1,265,823SH   SOLE       N/A      1,048,67  0     217,151
Fidelity Natl Information S      Com     31620M106    19,685   516,120SH   SOLE       N/A       433,111  0      83,009
General Growth Pptys Inc         Com     370021107    14,340   375,679SH   SOLE       N/A       324,799  0      50,880
Gladstone Capital Corp           Com     376535100     1,157    61,853SH   SOLE       N/A        56,073  0       5,780
Gladstone Coml Corp              Com     376536108       556    35,755SH   SOLE       N/A        32,805  0       2,950
HCC Ins Hldgs Inc                Com     404132102    27,056 1,192,432SH   SOLE       N/A       985,239  0     207,193
Helmerich & Payne Inc            Com     423452101    23,203   495,056SH   SOLE       N/A       402,321  0      92,735
iStar Finl Inc                   Com     45031U101     9,704   691,686SH   SOLE       N/A       580,486  0     111,200
JP Morgan Chase & Co             Com     46625H100    29,122   678,046SH   SOLE       N/A       559,421  0     118,625
Kimco Realty Corp                Com     49446R109    27,014   689,662SH   SOLE       N/A       561,066  0     128,596
Level 3 Communications Inc       Com     52729N100    12,659 5,971,172SH   SOLE       N/A      4,818,07  0   1,153,100
Level 3 Communications Inc       Note    52729NBA7     1,165 1,653,000PRN  SOLE       N/A             0  0           0
Mohawk Inds Inc                  Com     608190104     7,684   107,310SH   SOLE       N/A        87,190  0      20,120
Nabors Industries Ltd            Shs     G6359F103    33,894 1,003,677SH   SOLE       N/A       827,353  0     176,324
NCI Building Sys Inc             Com     628852105     6,617   273,440SH   SOLE       N/A       201,742  0      71,698
Nucor Corp                       Com     670346105    28,364   418,725SH   SOLE       N/A       344,254  0      74,471
Radian Group Inc                 Com     750236101     3,823   581,859SH   SOLE       N/A       477,209  0     104,650
Sherwin Williams Co              Com     824348106     5,819   114,000SH   SOLE       N/A        91,280  0      22,720
Suncor Energy Inc                Com     867229106    19,530   202,696SH   SOLE       N/A       167,493  0      35,203
TEVA Pharmaceutical Inds Lt      Adr     881624209    24,771   536,289SH   SOLE       N/A       436,449  0      99,840
Triad Gty Inc                    Com     895925105     3,078   615,580SH   SOLE       N/A       505,852  0     109,728
Wal Mart Stores Inc              Com     931142103    22,642   429,798SH   SOLE       N/A       352,913  0      76,885
Wellpoint Inc                    Com     94973V107    13,137   297,691SH   SOLE       N/A       243,006  0      54,685
Wells Fargo & Co New             Com     949746101    32,901 1,130,635SH   SOLE       N/A       921,375  0     209,260
